Share Capital and Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants
There were no changes in the issued and outstanding common shares during the six months ended June 30, 2022 and 2021. At June 30, 2022 and 2021, the number of common shares outstanding were as follows:

	June 30, 2022		June 30, 2021
	Number	Amount	Number	Amount
Balance - end of period	31,042,560	$979,849	29,943,839	$977,261

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price
For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the six months ended June 30, 2022 and 2021 were as follows:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)
Balance - beginning of period	1,027,778	$21.39	2,485,555	$18.70
Forfeited	—	—	(850,274)	15.11
Expired	(76)	2,117.37	—	—
Balance - end of period	1,027,702	$21.23	1,635,281	$20.56
For options having a USD exercise price, the changes in the number of stock options outstanding during the quarters ended June 2022, and 2021 were as follows:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price (USD)	Number	Weighted average exercise price (USD)
Balance - beginning of period	749,000	$3.49	305,000	$4.70
Granted	608,500	0.67	90,000	4.65
Forfeited	(45,000)	1.81	—	—
Expired	—	—	—	—
Balance - end of period	1,312,500	$2.24	395,000	$4.69

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the quarters ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021

Expected dividend rate	—	—
Expected volatility of share price	115.8%	115.5%
Risk-free interest rate	2.85%	0.99%
Expected life in years	6.8	6.5
Weighted average grant date fair value	$0.75	$5.00

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price
At June 30, 2022, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

Range of exercise price for stock option issued in CAD	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price ($)	Number exercisable	Weighted average exercise price ($)

$11.99-$15.21	972,428	7.09	$14.94	726,053	$14.97
$27.00-$2,070.00	55,274	6.84	131.89	55,274	131.89
	1,027,702	7.07	$21.23	781,327	$23.25
Range of exercise price for stock option issued in USD	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price (USD)	Number exercisable	Weighted average exercise price (USD)
$0.54	433,500	9.9	$0.54	—	$—
$1.02 - $2.17	479,000	9.4	$1.77	—	—
$3.93-$5.34	380,000	8.6	4.31	287,500	4.34
$10.80	20,000	8.3	10.80	10,000	10.80
	1,312,500	9.3	$2.24	297,500	$4.56

Schedule of Total Share-Based Payments Expense
The total share-based payments compensation expense has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2022 and 2021 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Research and development expenses	$256	$467	$523	$437
Administration expenses	281	899	633	1,873
Loss from discontinued operations	—	(409)	—	(444)
	$537	$957	$1,156	$1,866

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants
Changes in the number of RSU outstanding during the six months ended June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Balance - beginning of period	—	4,216
Forfeited	—	(4,048)
Paid in cash	—	(144)
Balance - end of period	—	24

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants
The following table presents the number of warrants outstanding with an exercise price in CAD during the six months ended June 30, 2022 and 2021:

	June 30, 2022		June 30, 2021
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)
Balance of warrants - beginning of period	172,735	$84.33	172,735	$84.33
Cancelled (note 7)	(168,735)	15.21	—	—
Balance of warrants - end of period	4,000	$3,000.07	172,735	$84.33
At June 30, 2022, the number of warrants outstanding by exercise price were as follows:

	June 30, 2022
	Number	Weighted average exercise price (USD)
Balance of warrants - end of period	7,894,734	$5.50

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price	The warrants outstanding at June 30, 2022, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currencies are as follows:

	Number	Expiry date	Exercise price (CAD)
Warrants outstanding with an exercise price in CAD	4,000	January 2023	$3,000.00
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	7,894,734	November 2025	$5.50